Share-Based Compensation Plans - Summary of Restricted Stock Activity (Details) - Restricted Stock - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non- Vested Shares
Non-vested shares, outstanding, beginning balance (in shares)	1,868,400
Non-vested shares, granted (in shares)	1,980,230
Non-vested shares, vested (in shares)	(621,930)
Non-vested shares, forfeited (in shares)	(122,419)
Non-vested shares, outstanding, ending balance (in shares)	3,104,281	1,868,400
Weighted Average Fair Value
Weighted average fair value, outstanding, beginning balance (in dollars per share)	$ 11.56
Weighted average fair value, granted (in dollars per share)	13.92
Weighted average fair value, vested (in dollars per share)	13.85
Weighted average fair value, forfeited (in dollars per share)	12.16
Weighted average fair value, outstanding, ending balance (in dollars per share)	$ 12.58	$ 11.56
Aggregate Fair Value
Aggregate fair value, outstanding, beginning balance	$ 21,594,314
Aggregate fair value, granted	27,563,546
Aggregate fair value, vested	(8,612,563)	$ (3,200,000)	$ (11,900,000)
Aggregate fair value, forfeited	(1,488,862)
Aggregate fair value, outstanding, ending balance	$ 39,056,435	$ 21,594,314
Equitrans Midstream Employees
Non- Vested Shares
Non-vested shares, outstanding, ending balance (in shares)	59,340